Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Schedule of Transactions between Related Parties	The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Basic compensation and bonuses	¥1,839	¥1,879	¥1,492
Share-based compensation (expensed amount)	2,749	2,466	3,886
Other	85	147	146
Total	¥4,673	¥4,491	¥5,524